Consolidated Statement of Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Net revenue:
Dialysis Care Revenue	$ 3,839,604,000	$ 3,506,487,000	$ 11,061,234,000	$ 10,249,419,000
Less: Patient service bad debt provision	105,134,000	104,248,000	341,389,000	319,978,000
Net Dialysis Care	3,734,470,000	3,402,239,000	10,719,845,000	9,929,441,000
Dialysis Products Revenue	863,771,000	829,112,000	2,504,213,000	2,460,573,000
Net revenue	4,598,241,000	4,231,351,000	13,224,058,000	12,390,014,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,746,492,000	2,458,449,000	7,933,567,000	7,355,881,000
Dialysis Products Cost of Revenue	380,091,000	391,140,000	1,102,654,000	1,171,054,000
Cost of revenues	3,126,583,000	2,849,589,000	9,036,221,000	8,526,935,000
Gross profit	1,471,658,000	1,381,762,000	4,187,837,000	3,863,079,000
Operating expenses:
Selling, general and administrative	786,849,000	742,330,000	2,277,451,000	2,119,864,000
Research and development	43,898,000	34,939,000	120,136,000	100,360,000
Income from at equity method investees	(29,031,000)	(9,037,000)	(61,073,000)	(22,038,000)
Operating income	669,942,000	613,530,000	1,851,323,000	1,664,893,000
Other (income) expense:
Interest income	(9,849,000)	(6,490,000)	(38,346,000)	(79,599,000)
Interest expense	109,869,000	105,935,000	346,151,000	383,110,000
Income before income taxes	569,922,000	514,085,000	1,543,518,000	1,361,382,000
Income tax expense	164,233,000	168,434,000	470,933,000	441,667,000
Net Income	405,689,000	345,651,000	1,072,585,000	919,715,000
Less: Net income attributable to noncontrolling interests	72,511,000	83,331,000	217,441,000	207,079,000
Net Income attributable to the Company	$ 333,178,000	$ 262,320,000	$ 855,144,000	$ 712,636,000